Schedule of Estimate the Fair Value of the Corporate Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Discount rate	8.78%	9.20%